Segment Information - Reconciliation from Operating Profit to Income (Loss) Before Income Taxes of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting [Abstract]
Operating profit		$ 278	$ 288	$ 998	$ 1,039
Restructuring expenses		(6)	(18)	(31)	(52)
Interest expenses of Industrial Activities, net of interest income and eliminations	[1]	(153)	(118)	(392)	(341)
Other, net	[2]	(61)	(235)	(746)	(403)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates		$ 58	$ (83)	$ (171)	$ 243

[1]	In the three and nine months ended September 30, 2016, this item also includes the $38 million charge related to the repurchase of a portion of the Case New Holland Industrial Inc. 7.875% Notes due 2017.
[2]	In the nine months ended September 30, 2016, this item also includes the exceptional non-tax deductible charge of $551 million recorded in the first half of 2016 following the final settlement reached with the European Commission on the truck competition investigation. In the three and nine months ended September 30, 2015, this item also included the exceptional pre-tax charge of $150 million related to the re-measurement of the net monetary assets of the Venezuelan subsidiary denominated in bolivar fuerte.